SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Feb. 23, 2017
Advertising expenses					$ 193,977	$ 15,414
Allowance for doubtful accounts					2,227	0
Intangible asset, net						1,118,179
Impairment of asset					893,667
Amortization of intangible				112,256	224,512	19,956
Sales and marketing expenses	$ 111,393	$ 45,496	$ 455,437	$ 65,061	$ 356,948	$ 16,899
Computers and Software [Member]
Estimated useful life of the related asset					3 years
Office Equipment and Computer Hardware [Member]
Estimated useful life of the related asset					3 years
Furniture [Member]
Estimated useful life of the related asset					5 years
MCig, Inc. [Member] | Asset Purchase Agreement [Member]
Intangible asset, net							$ 1,138,135
VitaCBD LLC [Member] | Applied Products LLC [Member]
Owned Interest entity			80.00%